Significant Accounting Policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Computer software
Intangible assets
Amortization rates	33.00%
Minimum | Development costs
Intangible assets
Amortization rates	5.00%
Minimum | Concessions, patents, licenses, trademarks and similar
Intangible assets
Amortization rates	4.00%
Minimum | Currently marketed products
Intangible assets
Amortization rates	3.00%
Maximum | Development costs
Intangible assets
Amortization rates	14.00%
Maximum | Concessions, patents, licenses, trademarks and similar
Intangible assets
Amortization rates	20.00%
Maximum | Currently marketed products
Intangible assets
Amortization rates	10.00%